Significant Accounting Policies (Details) - Schedule of property and equipment, net of accumulated depreciation	12 Months Ended
Dec. 31, 2020
Computers [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net of accumulated depreciation [Line Items]
Property and equipment, useful lives	15.00%
Computers [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net of accumulated depreciation [Line Items]
Property and equipment, useful lives	33.00%
Equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net of accumulated depreciation [Line Items]
Property and equipment, useful lives	7.00%
Equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net of accumulated depreciation [Line Items]
Property and equipment, useful lives	33.00%
Office furniture [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net of accumulated depreciation [Line Items]
Property and equipment, useful lives	7.00%
Office furniture [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net of accumulated depreciation [Line Items]
Property and equipment, useful lives	15.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net of accumulated depreciation [Line Items]
Property and equipment, useful lives	[1]

[1]	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.